ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS - Movement of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in allowance for doubtful accounts:
Balance as of the beginning of the year	¥ 17,218	¥ 4,842	¥ 0
Additions charged to bad debt expense	10,678	12,376	4,842
Reversal of allowance	(3,909)
Balance as of the end of the year	¥ 23,987	¥ 17,218	¥ 4,842